Segmented Information - Segment Results by Geographical Area (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Total revenue	$ 40,943	$ 5,769
Asset Management
Disclosure of operating segments [line items]
Total revenue	6,140	5,773
Asset Management | U.S.
Disclosure of operating segments [line items]
Total revenue	5,438	5,136
Asset Management | United Kingdom
Disclosure of operating segments [line items]
Total revenue	262	288
Asset Management | Canada
Disclosure of operating segments [line items]
Total revenue	327	304
Asset Management | Other countries
Disclosure of operating segments [line items]
Total revenue	113	45
Corporate
Disclosure of operating segments [line items]
Total revenue	538	(678)
Corporate | U.S.
Disclosure of operating segments [line items]
Total revenue	92	31
Corporate | United Kingdom
Disclosure of operating segments [line items]
Total revenue	259	(800)
Corporate | Canada
Disclosure of operating segments [line items]
Total revenue	57	(10)
Corporate | Other countries
Disclosure of operating segments [line items]
Total revenue	$ 130	$ 101